CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)		$ 1,018	$ 1,446	$ (254)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization		1,451	1,623	1,618
Share-based payments		150	181	223
Interest and income taxes paid, net	[1]	(9)	(68)	(107)
Finance income		(149)	(51)	(6)
Finance expense		137	111	114
Amortization of deferred income from government grants		(29)	(28)	(33)
Deferred income taxes		50	82	93
(Gain) Loss on disposal of property, plant and equipment and other		13	(103)	(39)
Gain on the sale of a business		0	(403)	0
Change in assets and liabilities:
Receivables, prepayments and other assets		(169)	35	(387)
Inventories		(148)	(261)	(202)
Trade and other payables		(190)	60	1,819
Net cash provided by operating activities		2,125	2,624	2,839
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment and intangible assets		(1,804)	(3,059)	(1,767)
Proceeds from government grants		138	0	0
Advances and proceeds from sale of property, plant and equipment and intangible assets		24	41	324
Purchase of marketable securities		(1,419)	(1,302)	0
Proceeds from sale of marketable securities		945	306	0
Proceeds from sale of a business		236	0	0
Other investing activities		(2)	(44)	(7)
Net cash used in investing activities		(1,882)	(4,058)	(1,450)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of equity instruments		42	168	1,444
Repayments of shareholder loan		0	0	(568)
Net proceeds from borrowings		46	971	617
Repayments of debt and finance lease obligations		(305)	(390)	(960)
Proceeds from government grants		5	93	83
Increase in restricted cash		0	0	34
Net cash provided by (used in) financing activities		(212)	842	650
Effect of exchange rate changes on cash and cash equivalents		4	5	(8)
Net increase (decrease) in cash and cash equivalents		35	(587)	2,031
Cash and cash equivalents at the beginning of the year		2,352	2,939	908
Cash and cash equivalents at the end of the year		$ 2,387	$ 2,352	$ 2,939

[1]	Includes interest paid of $121 million, $96 million and $101 million for years ended December 31, 2023, 2022 and 2021, respectively, and interest received of $123 million, $32 million and $1 million for the years ended December 31, 2023, 2022 and 2021, respectively, and taxes paid of $11 million, $4 million and $7 million for the years ended December 31, 2023, 2022 and 2021, respectively.